Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 1,189,426	$ 2,562,552	$ 3,489,501	$ 4,131,639	$ 10,635,402	$ 11,008,532
Cost of goods sold	609,356	1,507,204	1,939,628	2,408,045	6,388,771	6,248,757
Gross profit (loss)	$ 580,070	$ 1,055,348	$ 1,549,873	$ 1,723,594	4,246,631	4,759,775
Gross profit percentage	48.77%	41.18%	44.42%	41.72%
Other income (expense):
Rental income, net						6,276
General and administrative expenses	$ 136,663	$ 380,564	$ 586,234	$ 709,256	2,033,234	2,677,054
Selling expenses	82,989	137,884	120,597	209,404	467,859	464,942
Total operating expenses	219,652	518,448	706,831	918,660	2,501,093	3,141,996
Income (Loss) from operations	360,418	536,900	843,042	804,934	1,745,538	1,617,779
Other income (expense):
Interest expense	(34,299)	(48,807)	(77,566)	(65,645)	(151,720)	(700,030)
Other income (expense), net	(22,216)	50,432	1,542	59,740	352,340	(339,097)
Total other income (expense)	(56,515)	1,625	(76,024)	(5,905)	200,620	(1,032,851)
Income (Loss) before income taxes	303,903	538,525	767,018	799,029	1,946,158	584,928
Income taxes	940		6,406		214,981	(394,979)
Net income	302,963	538,525	760,612	799,029	1,731,177	979,907
Net income (loss) attributable to noncontrolling interest	2,349	1,531	2,237	1,900	11,072	4,403
Net income (loss) attributable to Muliang Viagoo Technology Inc. common stockholders	300,614	536,994	758,375	797,129	1,720,105	975,504
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment	(774,785)	219,108	(411,683)	171,298	375,277	896,587
Total Comprehensive income (loss)	(471,823)	757,633	348,928	970,327	2,106,454	1,876,494
Total comprehensive (income) loss attributable to noncontrolliing interests	(1,101)	2,994	283	2,322	13,973	5,927
Total comprehensive (income) loss attributable to Muliang Viagoo Technology Inc. common stockholders	$ (470,722)	$ 754,639	$ 348,645	$ 968,005	$ 2,092,481	$ 1,870,567
Earnings per common share
Basic and diluted (in Dollars per share)	$ 0.01	$ 0.01	$ 0.02	$ 0.02	$ 0.04	$ 0.03
Weighted average common shares outstanding
Basic (in Shares)	38,502,954	38,502,954	38,502,954	38,502,954	38,502,954	37,908,242
Diluted (in Shares)	38,502,954	38,502,954	38,502,954	38,502,954	38,502,954	37,908,242